Summary of Significant Accounting Policies - Restricted Cash (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents		$ 104,562	$ 240,990	$ 169,332
Restricted cash		1,122	1,165	1,182
Total cash, cash equivalents and restricted cash		105,684	$ 242,155	$ 170,514	$ 69,023
Deposits [Member]
Cash and Cash Equivalents and Restricted Cash
Restricted cash	$ 1,200	$ 1,100